Shareholder Fees - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO	Mar. 30, 2024 USD ($)
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none